Net Loss Per Share - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 vote shares	Dec. 31, 2021 shares	Dec. 31, 2022 entity	Feb. 26, 2021 vote	Feb. 25, 2021 vote	Oct. 30, 2019 entity	Oct. 29, 2019 entity
Class of Stock [Line Items]
Common stock, number of votes per share | entity							10
Warrants included in weighted-average common shares outstanding calculation | shares	55,995,276	9,534,516
Class C common stock
Class of Stock [Line Items]
Common stock, number of votes per share	1		1	1	3	3